DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (8,842)	$ (5,074)
Tenant incentive amortization	5,321	5,122
Unit-based compensation expense	8,116	7,484
Fair value gains on investment properties, net	(273,437)	(245,442)
Depreciation and amortization	1,151	906
Fair value losses (gains) on financial instruments, net	3,402	(1,192)
Loss on sale of investment properties	901	3,045
Amortization of issuance costs and modification losses relating to debentures and term loans	1,024	855
Amortization of deferred financing costs	312	312
Deferred income taxes	62,501	37,596
Other	(30)	(195)
Items not involving current cash flows	$ (199,581)	$ (196,583)